INCOME TAX - Schedule of items where deferred tax assets have not been recognized (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX
Deferred tax assets that have not been recognized	$ 158,567,000	$ 208,457,000
Tax losses (Note i)
INCOME TAX
Deferred tax assets that have not been recognized	114,405,000	127,280,000
Unrecognized tax losses subject to expiration	46,827,000	60,558,000
Unrecognized tax losses carried forward indefinitely	67,578,000	66,722,000
Other deductible temporary differences (Note ii)
INCOME TAX
Deferred tax assets that have not been recognized	44,162,000	81,177,000
Temporary differences of impairment loss and leasing transactions	$ 44,162,000	$ 81,177,000